Segment Information - Schedule of Total Assets by Segments (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Segment assets
Total segment assets from continuing operations	$ 276,681	$ 246,728
Auto eInsurance service [Member]
Segment assets
Total segment assets from continuing operations	67,491	56,769
Technology Service [Member]
Segment assets
Total segment assets from continuing operations	16,021	39,391
Auto service [Member]
Segment assets
Total segment assets from continuing operations	180,834	148,630
Others [Member]
Segment assets
Total segment assets from continuing operations	$ 12,335	$ 1,938